Quarterly Data (unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Data
Total revenues	$ 94,760,000	$ 85,518,000	$ 83,337,000	$ 53,734,000	$ 105,250,000	$ 54,165,000	$ 48,509,000	$ 33,084,000	$ 317,349,000	$ 241,008,000	$ 144,272,000
Gross margin	19,461,000	17,157,000	18,094,000	10,612,000	24,406,000	10,795,000	6,967,000	2,125,000	65,324,000	44,293,000	(8,882,000)
Income (loss) from continuing operations	135,198,000	1,618,000	8,812,000	857,000	17,848,000	54,553,000	(18,173,000)	(6,300,000)	146,485,000	47,928,000	(48,313,000)
Income from discontinued operations						1,209,000	1,584,000	(87,000)		2,706,000	1,988,000
Net income (loss)	135,198,000	1,618,000	8,812,000	857,000	17,848,000	55,762,000	(16,589,000)	(6,387,000)	146,485,000	50,634,000	(46,325,000)
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	135,198,000	(17,022,000)	8,206,000	586,000	17,918,000	56,023,000	(16,458,000)	(6,660,000)	126,968,000	50,823,000	(47,125,000)
Supplemental information:
Stock-based and other non-cash long-term incentive compensation expense included in income from continuing operations	905,000	2,280,000	448,000	1,584,000					5,217,000	705,000	821,000
Basic
Continuing operations (in dollars per share)					$ 1.00	$ 3.06	$ (1.52)	$ (0.66)	$ 5.88	$ 3.33	$ (4.90)
Discontinued operations (in dollars per share)						$ 0.07	$ 0.13	$ (0.01)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.20	$ (0.71)	$ 0.45	$ 0.03	$ 1.00	$ 3.13	$ (1.39)	$ (0.67)	$ 5.88	$ 3.52	$ (4.77)
Diluted earnings (loss) per share of WCI Communities, Inc.:
Continuing operations (in dollars per share)					$ 0.99	$ 3.05	$ (1.52)	$ (0.66)	$ 5.86	$ 3.31	$ (4.90)
Discontinued operations (in dollars per share)						$ 0.07	$ 0.13	$ (0.01)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.16	$ (0.71)	$ 0.45	$ 0.03	$ 0.99	$ 3.12	$ (1.39)	$ (0.67)	$ 5.86	$ 3.50	$ (4.77)
Weighted average number of shares of common stock outstanding:
Basic (in shares)	26,000	24,138	18,045	18,045	17,974	17,888	11,855	9,938	21,586	14,445	9,883
Diluted (in shares)	26,206	24,138	18,084	18,063	18,040	17,944	11,855	9,938	21,680	14,515	9,883
Preferred stock dividends		19,000,000	700,000						19,680,000
Expenses related to early repayment of debt		5,100,000					17,000,000		(5,105,000)	(16,984,000)
Reversal of deferred tax asset valuation allowances	125,646,000								125,646,000
Gain on sale of discontinued operations, net of tax						1,200,000	1,400,000			2,588,000	511,000
Tax benefit associated with completion of audit by the Internal Revenue Service (IRS) pertaining to the 2003 to 2008 tax years tax positions						$ 50,500,000				$ 50,500,000